Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
(10)	Goodwill and Intangible Assets
Intangible assets at December 31, 2025 and 2024 are summarized as follows:

	December 31,
	2025	2024
	(In thousands)
Goodwill	$110,715	$110,715
Core deposit intangibles	6,946	8,964
Other intangible assets	1,248	—
Mortgage servicing rights	1,393	1,329

	$120,302	$121,008

Mortgage servicing rights’ amortization expense for the years ended December 31, 2025, 2024, and 2023 amounted to $214,000, $241,000, and $239,000, respectively. Core deposit intangible amortization expense for the years ended December 31, 2025, 2024, and 2023 totaled $2.0 million, $2.2 million, and $2.4 million, respectively. Other intangible assets expense for the year ended December 31, 2025 totaled $152,000. During the years ended December 31, 2024 and 2023, there was no other intangible assets expense.
Scheduled amortization of core deposit intangibles for each of the next five years and thereafter is as follows:

Year Ended December 31,	Core Deposit Intangible Amortization
(In thousands)
2026	$1,829
2027	1,615
2028	1,361
2029	994
2030	657
Thereafter	490

Total	$6,946